Related Party Receivables (Details)			12 Months Ended
	Jun. 21, 2024 EUR (€)	Jun. 21, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 19, 2024	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)
Related Party Receivables [Line Items]
Cash advances					$ 100,000
Loan agreement term			1 year
Simple interest						50.00%
Asset purchase agreement	€ 1,384,147	$ 1,500,000
long-term investment acquire		1,500,000
Reimburse invested value		$ 1,500,000
Ilustrato Pictures International, Inc. [Member]
Related Party Receivables [Line Items]
Amounts due from shareholders				€ 1,826,864	1,979,772		€ 307,403	$ 333,133
Intercompany Loan Agreement [Member]
Related Party Receivables [Line Items]
Amounts due from shareholders				€ 442,716	$ 479,772
Maximum principal amount			$ 1,000,000
Simple interest				1.00%	1.00%